Schedule of share capital shares (Details) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares authorised	3,000,000,000	3,000,000,000
Number of shares issued and fully paid	17,155,000	15,000,000
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0005	$ 0.0005